Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Related to Financial Instruments, Measured at Fair Value on a Recurring Basis

A summary of assets and liabilities at December 31, 2014 and 2013, related to our financial instruments, measured at fair value on a recurring basis, is set forth below (in thousands):

		December 31, 2014		December 31, 2013
	Hierarchy	Book Value	Fair Value	Book Value	Fair Value
Receivables (a)	Level 3	$20,118	$20,118	$60,397	$60,390
Senior Notes (b)	Level 2	887,502	896,625
Notes payable and other borrowings (c)	Level 3	274,677	274,677

At December 31, 2014 and 2013, the carrying value of cash and cash equivalents approximated fair value.

•

The estimated fair value of our receivables was based on the discounted value of the expected future cash flows using current rates for similar receivables. The book value of our receivables equaled the fair value as of December 31, 2014 due to the short-term nature of the remaining receivables.

•	The estimated fair value of our Senior Notes at December 31, 2014 is based on quoted market prices.
•	We believe that the carrying value of our notes payable and other borrowings approximates fair value.

Summary of Nonfinancial Assets Measured at Fair Value on a Nonrecurring Basis

The following table presents impairment charges and the remaining net fair value for nonfinancial assets that were measured during the periods presented (in thousands):

		Year Ended		Year Ended
		December 31, 2014		December 31, 2013
			Fair Value		Fair Value
		Impairment	Net of	Impairment	Net of
	Hierarchy	Charge	Impairment	Charge	Impairment
Real estate inventories	Level 3	$931	$20,329	$341,086	$21,528